Earnings (Loss) Per Share (Details Narrative) - shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Warrants [Member]
Number of anti-dilutive shares	525,621	525,621
Stock Options [Member]
Number of anti-dilutive shares	2,973,000